Discontinued operations - Schedule of Credit Risk Concentration - Government Bonds (Detail) - The Netherlands [member] - Discontinued operations [member] € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 8,106
Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,671
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3
Austria [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	347
Belgium [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	675
Finland [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	38
France [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,226
Germany [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,412
Indonesia [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	33
Luxembourg [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	448
Rest of Europe [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	70
Rest of world [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 184